LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
LONG-TERM DEBT

NOTE 12—LONG-TERM DEBT

Private Venture Growth Capital Loans

On March 27, 2020, the Company entered into an agreement for a revolving credit facility (the “Revolver”) with Silicon Valley Bank (“SVB”). The Revolver is secured by the assets including intellectual property of the Company and matures on September 27, 2022. Borrowings under the Revolver may be borrowed, repaid and re-borrowed by the Company, and are available for working capital, general corporate purposes and permitted acquisitions. Up to $3.0 million of the Revolver may be used for letters of credit.

The Revolver bears interest at a variable rate at the Company’s option of either (i) the Prime Rate (as defined) minus a margin ranging from 0.25% to 0.75% or (ii) LIBOR plus a margin ranging from 2.25% to 2.75%. LIBOR will be subject to a floor of 0%, and the Prime Rate will be subject to a floor of 3.25%. The applicable margins for each rate are determined by reference to a pricing grid based on the Company’s Total Leverage Ratio.

The Revolver includes customary reporting requirements, conditions precedent to borrowing and affirmative, negative and financial covenants. Specific financial covenants include the following:

m.	Minimum Liquidity of $7.5 million
n.	Maximum Total Leverage Ratio of 2.25 to 1.00
o.	Minimum Interest Coverage Ratio of 4.00 to 1.00

At issuance, the Company capitalized $0.2 million in debt issuance costs. As of March 31, 2021 the Company has not made any drawdowns on the Revolver.

NOTE 10—LONG-TERM DEBT

Private Venture Growth Capital Loans

On March 27, 2020, the Company entered into an agreement for a revolving credit facility (the “Revolver”) with Silicon Valley Bank (“SVB”). The Revolver is secured by the assets including intellectual property of the Company and matures on September 27, 2022. Borrowings under the Revolver may be borrowed, repaid and re-borrowed by the Company, and are available for working capital, general corporate purposes and permitted acquisitions. Up to $3.0 million of the Revolver may be used for letters of credit.

The Revolver bears interest at a variable rate at the Company’s option of either (i) the Prime Rate (as defined) minus a margin ranging from 0.25% to 0.75% or (ii) LIBOR plus a margin ranging from 2.25% to 2.75%. LIBOR will be subject to a floor of 0%, and the Prime Rate will be subject to a floor of 3.25%. The applicable margins for each rate are determined by reference to a pricing grid based on the Company’s Total Leverage Ratio.

The Revolver includes customary reporting requirements, conditions precedent to borrowing and affirmative, negative and financial covenants. Specific financial covenants include the following:

a.	Minimum Liquidity of $7.5 million
b.	Maximum Total Leverage Ratio of 2.25 to 1.00
c.	Minimum Interest Coverage Ratio of 4.00 to 1.00

At issuance, the Company capitalized $0.2 million in debt issuance costs. As of December 31, 2020 the Company has not made any drawdowns on the Revolver.